Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Contribution expense to the plan	$ 8	$ 47	$ 0	$ 0
Defined benefit Plan +0.5%
Statement [line items]
Discount rate		(238)	(290)
Rate of increase in compensation levels		255	310
Defined benefit Plan -0.5%
Statement [line items]
Discount rate		261	319
Rate of increase in compensation levels		$ (235)	$ (285)